Quarterly Financial Information - Schedule of Income Statement (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Loss from operations		$ (1,104,601)
Other (expense) income:
Change in fair value of warrant liabilities		61,680,150
Financing cost		1,289,200
Unrealized loss on investments held in Trust Account		171,366
Total other (expense) income		(62,797,984)
Net loss		(63,902,585)
As Previously Reported
Condensed Income Statements, Captions [Line Items]
Loss from operations	$ (164,056)	(1,104,601)
Other (expense) income:
Unrealized loss on investments held in Trust Account	(42,794)	171,366
Total other (expense) income	(42,794)	171,366
Net loss	(206,850)	$ (933,235)
Restatement Adjustment
Other (expense) income:
Change in fair value of warrant liabilities	(18,076,180)
Financing cost	(1,289,200)
Total other (expense) income	(19,365,380)
Net loss	(19,365,380)
As Restated
Condensed Income Statements, Captions [Line Items]
Loss from operations	(164,056)
Other (expense) income:
Change in fair value of warrant liabilities	(18,076,180)
Financing cost	(1,289,200)
Unrealized loss on investments held in Trust Account	(42,794)
Total other (expense) income	(19,408,174)
Net loss	$ (19,572,230)
Common Class A [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding		69,000,000
Basic and diluted net loss per ordinary share
Common Class A [Member] | As Previously Reported
Other (expense) income:
Basic and diluted weighted average shares outstanding	69,000,000	69,000,000
Basic and diluted net loss per ordinary share	$ 0.00	$ 0.00
Common Class A [Member] | As Restated
Other (expense) income:
Basic and diluted weighted average shares outstanding	69,000,000
Basic and diluted net loss per ordinary share	$ 0.00
Common Class B [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding		17,250,000
Basic and diluted net loss per ordinary share		$ (3.70)
Common Class B [Member] | As Previously Reported
Other (expense) income:
Basic and diluted weighted average shares outstanding	17,250,000	17,250,000
Basic and diluted net loss per ordinary share		$ (0.05)
Common Class B [Member] | As Restated
Other (expense) income:
Basic and diluted weighted average shares outstanding	17,250,000
Basic and diluted net loss per ordinary share	$ (1.13)